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June 19, 2006

VIA EDGAR AND FEDERAL EXPRESS

Mr. Jeffrey P. Riedler
Assistant Director
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

Attention: Mr. Zafar Hasan

RE:   ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD
      AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM S-1
      FILE NO. 333-132507


Dear Mr. Riedler:

            On behalf of Allied World Assurance Company Holdings, Ltd (formerly known as Allied World Assurance Holdings, Ltd) (the "Company"), attached hereto for filing is Amendment No. 3 to the Company's Registration Statement on Form S-1 (the "Registration Statement"), which has been marked to show the changes made from Amendment No. 2 to the Registration Statement filed on June 1, 2006. Set forth below are the Company's responses to the comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") contained in your letter, dated June 14, 2006, to Mr. Wesley Dupont, Esq. Page numbers referred to in our responses refer to page numbers in the Amendment No. 3 to the Registration Statement.

Amendment No. 2 to Form S-1
Property Segment, page 71
Comparison of Three Months Ended March 31, 2006 and 2005, page 71
Acquisition costs, page 72

      1. COMMENT. In addition to your discussion of what caused the negative acquisitions costs in the current interim period, please include a discussion of what you expect these costs to be on a go forward basis given that it appears unlikely that they will remain negative.
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            RESPONSE: The disclosure on page 75 of Management's Discussion and
            Analysis of Financial Condition and Results of Operations has been revised to include a discussion of the Company's acquisition costs on a going forward basis.

Unaudited Financial Statements -- March 31, 2006, page F-36
3.  New Accounting Pronouncements, page F-40

      2. COMMENT. Please explain to us how using the intrinsic value to determine the amount of the liability associated with the book value plan described in note 4 does not differ from the fair value calculation that is required for public entities by SFAS 123R. It appears to us based on the description in the second paragraph on page F-43 that you determine this liability based on the intrinsic value, i.e. the difference between the current book value and the exercise price.

            RESPONSE: The calculation of the warrants and RSU's is based on the book value of the Company, which as at March 31, 2006 approximated the fair value of the awards.

            The anticipated pricing range for the Company's common stock in the upcoming offering is estimated between $34 and $37 per share. Using this expected offering price range, the Company has estimated the fair value of its warrants and RSU's as follows:

                  1. The existing book value warrant plan will be modified upon the Company's IPO, on or about the end of the second quarter. We have projected through June 30, 2006 the book value per share at June 30, 2006 and estimated the aggregate fair value of the awards at $4.7 million. To date, the Company has recorded aggregate expenses related to these awards of $6.2 million. Since the estimated fair value of the awards is less than the expense recorded to date, there would be no additional expense incurred with the adoption of this method.

                  2. The Company has also estimated the fair value of the awards using a Black Scholes option pricing methodology. The resulting aggregate fair value of the awards is $5.2 million. Since the estimated fair value of the awards is less than the expense recorded to date, there would be no additional expense incurred with the adoption of the Black Scholes method.

            Based on the above, the accounting method used by the Company to record stock based compensation for the three month period ended March 31, 2006, while based on book value per share, produces a result that closely approximates the expense that would result from using fair value for the awards.

            The disclosure in Note 3 of the Unaudited Condensed Consolidated Financial Statements for the three months ended March 31, 2006 and on page 52 of Management's Discussion and Analysis of Financial Condition and Results of Operations has been revised to clarify that the Company has recorded

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            compensation expense related to the equity-based plans using book value per share, which approximated the fair value of the awards as at March 31, 2006.

      Should members of the Commission staff have any questions or require any additional information, they should call the undersigned at (212) 728-8116, Cristopher Greer at (212) 728-8214 or Steven A. Seidman of this office at (212) 728-8763.

Very truly yours,

/s/ Matthew A. Lux

Matthew A. Lux

cc:   Allied World Assurance Company Holdings, Ltd
      The New York Stock Exchange
      Wesley D. Dupont, Esq.
      Steven A. Seidman, Esq.
      Cristopher Greer, Esq.
      Lois A. Herzeca, Esq.



Enclosures


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